LINE OF CREDIT	12 Months Ended
Dec. 31, 2012
Line Of Credit Facility [Abstract]
Line Of Credit
6.	LINE OF CREDIT

At December 31, 2012, CUI, Inc. had a $4,000,000 revolving working capital line of credit with the Business Credit division of Wells Fargo Capital Finance, part of Wells Fargo Bank, National Association (NYSE: WFC), interest payable monthly at the daily three month LIBOR plus 3.25% (3.56% at December 31, 2012). At December 31, 2012 the current borrowing capacity under the credit facility was $3,579,305 considering any current restrictions on the amount that could be borrowed (borrowings may be limited by the amount of trade receivables, inventory and other items), but without considering any amounts currently outstanding under the facility.

Effective April 3, 2012, the Wells Fargo Line of Credit expiration was extended to July 31, 2015 and the interest rate reduced to the Daily Three Month LIBOR plus 3.25%. At December 31, 2012 and 2011, the balance outstanding on the line of credit was $459,448 and $1,528,900, respectively. The Line of Credit is secured by all of the Company’s accounts, documents, equipment, general intangibles, goods, instruments, inventory, investment property, letter-of-credit rights, letters of credit and all cash and cash equivalents.